Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	BNY MELLON OPPORTUNITY FUNDS
Entity Central Index Key	0001111178
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
BNY Mellon Strategic Beta Emerging Markets Equity Fund | Class Y
Prospectus:
Trading Symbol	DOFYX
BNY Mellon Strategic Beta Emerging Markets Equity Fund | Class I
Prospectus:
Trading Symbol	DOFIX
BNY Mellon Strategic Beta Emerging Markets Equity Fund | Class C
Prospectus:
Trading Symbol	DOFCX
BNY Mellon Strategic Beta Emerging Markets Equity Fund | Class A
Prospectus:
Trading Symbol	DOFAX